Convertible Redeemable Preferred Shares (Details)	1 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2021 CNY (¥) shares	Apr. 30, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Convertible Redeemable Preferred Shares [Line Items]
Aggregate investment amount | $			$ 746,133	$ 735,496
Convertible redeemable preferred shares | $				889,816		$ 3,799,471
Convertible redeemable preferred shares, percentage			50.00%
Issue price, percentage			150.00%
Equity interest, percentage			50.00%
Annual interest rate			12.00%
Investment percentage			100.00%
Dividend | $
Percentage of redemption value			150.00%
Series Angel [Member]
Convertible Redeemable Preferred Shares [Line Items]
Aggregate investment amount		$ 2,652,066											¥ 17,250,000
Investment per share (in Dollars per share) | $ / shares		$ 0.19
Investment aggregate shares (in Shares)		13,613,762											13,613,762
Series Pre-A [Member]
Convertible Redeemable Preferred Shares [Line Items]
Aggregate investment amount	$ 5,903,423									$ 608,705	¥ 4,000,000	¥ 38,000,000
Investment per share (in Dollars per share) | $ / shares	$ 0.47
Investment aggregate shares (in Shares)	12,495,712									1,308,732	1,308,732	12,495,712
Convertible redeemable preferred shares						77,634	¥ 520,000
Gongqingcheng Lanyan [Member]
Convertible Redeemable Preferred Shares [Line Items]
Conversion of debt								$ 716,947	¥ 5,100,000
Series A Convertible Redeemable Preferred Shares [Member]
Convertible Redeemable Preferred Shares [Line Items]
Aggregate investment amount								$ 716,947	¥ 5,100,000
Investment aggregate shares (in Shares)			15,099,551					5,082,112	5,082,112
Convertible redeemable preferred shares | ¥					¥ 6,345,000
Convertible redeemable preferred shares (in Shares)			755,383
Series A Convertible Redeemable Preferred Shares [Member] | Series A Investors [Member]
Convertible Redeemable Preferred Shares [Line Items]
Aggregate investment amount								$ 6,010,445	¥ 42,690,000
Convertible redeemable preferred shares				$ 889,816		$ 4,398,320	¥ 31,000,000
Investment per share (in Dollars per share) | $ / shares								$ 1.18
Liquidation Preference [Member]
Convertible Redeemable Preferred Shares [Line Items]
Equity share, percentage			100.00%